Segmental Analysis (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Disclosure of operating segments	Segment information for the year ended 31 December 2025:

	Clearing[2]	Agency and Execution[3]	Market Making[4]	Hedging and Investment Solutions[5]	Corporate[6]	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	1,036.7	764.1	22.2	—	—	1,823.0
Commission and fee expense	(761.3)	(63.2)	(21.0)	—	—	(845.5)
Net commission income/(expense)	275.4	700.9	1.2	—	—	977.5
Net trading income	25.2	333.0	220.9	272.8	—	851.9
Interest income / (expense)	314.9	27.4	—	—	(189.7)	152.6
Inter-segmental funding allocations[1]	(87.3)	(16.1)	(24.7)	(76.0)	204.1	—
Net interest income/(expense)	227.6	11.3	(24.7)	(76.0)	14.4	152.6
Net physical commodities income	—	4.0	38.1	—	—	42.1
Revenue	528.2	1,049.2	235.5	196.8	14.4	2,024.1
Adjusted profit/(loss) before tax	261.5	280.9	68.9	43.5	(236.7)	418.1
Other segment information
Depreciation and amortisation	(0.5)	(0.6)	(0.5)	(0.6)	(33.9)	(36.1)
Compensation and benefits	(136.8)	(587.2)	(111.8)	(86.0)	(312.5)	(1,234.2)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
2.Clearing provides connectivity between clients, exchanges and clearing houses across four principal markets: metals, agriculture, energy and financial products.
3.Agency and Execution revenue for 2025 can be split as follows: energy $331.3m (2024: $286.3m; 2023: $219.8m) and financial securities $710.3m (2024: $407.2m; 2023:
$319.8m) and other revenue $7.6m (2024: $1.7m; 2023: $1.9m).
4.Market Making revenue for 2025 can be split as follows: metals $137.6m (2024: $105.9m; 2023: $69.3m), agriculture $11.6m (2024: $33.8m; 2023: $27.5m), energy $33.9m
(2024: $32.5m; 2023: $31.6m) and financial securities $52.4m (2024: $35.6m; 2023: $25.5m).
5.Revenue within the Hedging and Investment Solutions segment can be split as follows: hedging solutions $79.3m (2024: $69.2m; 2023: $62.0m) and financial products
$117.5m (2024: $92.3m; 2023: $66.1m).
6.Corporate manages the Group’s funding requirements, interest expense is incurred through debt securities issuance, which is recharged to other segments through inter-
segmental funding allocations to reflect their consumption of these resources., Revenue for 2025 is $14.4m (2024: $63.9m; 2023: $47.5m).
5        Segmental Analysis continued
Segment information for the year ended 31 December 2024:

	Clearing	Agency and Execution		Market Making		Hedging and Investment Solutions		Corporate		Total
	$m	$m		$m		$m		$m		$m
Commission and fee income	950.8	652.5		14.8		—		—		1,618.1
Commission and fee expense	(687.8)	(55.4)		(18.8)		—		—		(762.0)
Net commission income/(expense)	263.0	597.1	—	(4.0)	—	—	—	—	—	856.1
Net trading income	5.2	61.3		215.6		210.3		—		492.4
Interest income / (expense)	317.8	39.2		—		—		(129.9)		227.1
Inter-segmental funding allocations[1]	(119.7)	(4.6)		(20.7)		(48.8)		193.8		—
Net interest income/(expense)	198.1	34.6		(20.7)		(48.8)		63.9		227.1
Net physical commodities income	—	2.2		16.9		—		—		19.1
Revenue	466.3	695.2		207.8		161.5		63.9		1,594.7
Adjusted profit/(loss) before tax	247.3	107.9		65.6		42.0		(141.7)		321.1
Other segment information
Depreciation and amortisation	(0.4)	(0.8)		(0.4)		(0.7)		(27.2)		(29.5)
Compensation and benefits	(118.4)	(449.5)		(89.7)		(70.2)		(243.3)		(971.1)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
Segment information for the year ended 31 December 2023:

	Clearing	Agency and Execution		Market Making		Hedging and Investment Solutions		Corporate		Total
	$m	$m		$m		$m		$m		$m
Commission and fee income	825.1	506.8		10.5		—		—		1,342.4
Commission and fee expense	(588.9)	(33.4)		(15.2)		—		—		(637.5)
Net commission income/(expense)	236.2	473.4		(4.7)		—		—		704.9
Net trading income	1.2	62.1		182.8		165.7		(0.4)		411.4
Interest income / (expense)	232.9	8.7		(3.9)		—		(116.1)		121.6
Intersegmental funding allocations[1]	(96.7)	(2.7)		(27.0)		(37.6)		164.0		—
Net interest income / (expense)	136.2	6.0		(30.9)		(37.6)		47.9		121.6
Net physical commodities income	—	—		6.7		—		—		6.7
Revenue	373.6	541.5	—	153.9	—	128.1	—	47.5	—	1,244.6
Adjusted profit/(loss) before tax	185.0	71.9		33.3		33.8		(94.0)		230.0
Other segment information
Depreciation and amortisation	(0.3)	(0.8)		(0.3)		(0.3)		(25.4)		(27.1)
Compensation and benefits	(88.2)	(368.1)		(72.7)		(51.0)		(190.3)		(770.3)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.

Reconciliation of total segments adjusted profit before tax	Reconciliation of total segments Adjusted Profit Before Tax to the Group's profit before tax per the income statement:

	2025	2024	2023
	$m	$m	$m
Total segments adjusted profit before tax	418.1	321.1	230.0
Goodwill impairment charges[1]	—	—	(10.7)
Bargain purchase gain[2]	3.6	—	0.3
Amortization of acquired brands and customer lists[3]	(6.9)	(5.5)	(2.1)
Activities relating to shareholders[4]	—	(2.4)	(3.1)
Employer tax on vesting of the growth shares[5]	—	(2.2)	—
Owner fees[6]	(0.4)	(2.4)	(6.0)
IPO preparation costs[7]	—	(8.6)	(10.1)
Fair value of the cash settlement option on the growth shares[8]	—	(2.3)	—
Public offering of ordinary shares[9]	(1.3)	(1.9)	—
Acquisition costs[10]	(1.5)	—	(1.8)
Profit before tax from continuing operations	411.6	295.8	196.5
1.Goodwill impairment charges, presented in impairment of goodwill in the financial statements, in 2023 this relates to the impairment recognized for goodwill relating to the
Volatility Performance Fund S.A. CGU ("VPF") largely due to declining projected revenue.
2.In 2025 a bargain purchase gain, presented in bargain purchase gain on acquisitions in the financial statements, was recognized from the acquisition of Darton Group
Limited.
3.This represents the amortization charge for the period of acquired brands and customers lists, this is presented in depreciation and amortization in the financial statements.
4.Activities in relation to shareholders, presented in other expenses in the financial statements, primarily consist of dividend-like contributions made to participants within certain of our share-based payments schemes.
5.Employer tax on vesting of the growth shares, presented in other expenses in the financial statements, represents the Group's tax charge arising from the vesting of the growth shares.
6.Owner fees, presented in other expenses in the financial statements, relate to management services to parties associated with the former ultimate controlling party based on a percentage of the Group’s profitability. Owner fees are excluded from other expenses as they do not form part of the operation of the business and ceased to be incurred after the completion of our offering.
7.IPO preparation costs related to consulting, legal and audit fees, presented in the income statement within other expenses.
8.Fair value of the cash settlement option on the growth shares, presented in other expenses in the financial statements, represents the fair value liability of the growth shares at $2.3m. Subsequent to the initial public offering when the holders of the growth shares elected to settle the awards in ordinary shares, the liability was derecognized.
9.Costs relating to the public offerings of ordinary shares by certain selling shareholders, presented in other expenses in the financial statements.
10.Acquisition costs, presented in other expenses in the financial statements, are costs such as legal fees incurred in relation to the business acquisitions of Winterflood in
2025 and in prior years:  ED&F Man Capital Markets business, the OTCex group and Cowen's Prime Services and Outsourced Trading business.

Disclosure of geographical areas	The Group’s Revenue and total assets by geography are as follows. In presenting geographical information, revenue is based on the geographic location of the legal entity where the customers' revenue is recorded. Non-current assets are based on the geographic location of the legal entity where the assets are recorded.

	Revenue			Total Assets[1]
	2025	2024	2023	2025	2024
	$m	$m	$m	$m	$m
United Kingdom	741.0	710.8	607.2	11,607.3	6,094.7
United States	754.7	581.7	422.0	20,286.9	17,322.9
Rest of the world	528.4	302.2	215.4	2,780.9	894.9
Total	2,024.1	1,594.7	1,244.6	34,675.1	24,312.5
1.Non-current assets included in Group assets as at 31 December 2025 amounted to $474.8m (2024: $337.7m), being $375.8m in the United Kingdom (2024: $259.6m),
$34.7m in the United States (2024: $61.7m) and $64.3m in the rest of the world (2024: $16.4m). Tangible non-current assets included in non-current assets as at 31
December 2025 amounted to $139.4m (2024: $106.5m), being $69.4m in the United Kingdom (2024: $49.4m), $34.4m in the United States (2024: $37.5m) and $35.6m in
the rest of the world (2024: $19.6m).Tangible non-current assets includes property, plant and equipment, right-of-use assets and investments. During 2025, the Group reassessed the geographical location of its tangible non-current assets to better reflect their geographical location. Consequently some of the Group's 2024 country allocations have been revised for comparability.